FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2021
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT

5.     FINANCIAL RISK MANAGEMENT

(a)     Fair value estimation

The fair value hierarchy establishes three levels to classify fair value measurements based upon the observability of significant inputs used in the valuation techniques. The three levels of the fair value hierarchy are described below:

Level 1 | Quoted prices (unadjusted) in active markets for identical assets or liabilities

5.     FINANCIAL RISK MANAGEMENT (continued)

(a)     Fair value estimation (continued)

Level 2 | Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices)

Level 3 | Inputs for the assets or liability that are not based on observable market data (that is, unobservable inputs)

The following table sets forth the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy as at December 31, 2021, 2020 and 2019. As required by IFRS 13, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

Presentation of the fair values of the 2020 Convertible notes, warrants and derivative warrant liabilities and 2021 Derivative warrant liabilities are gross of the deferred loss. The deferred loss on the 2020 Convertible notes, warrants and derivative warrant liabilities as at December 31, 2021 is $4,300,484 (December 31, 2020: 7,595,093). The deferred loss on the 2021 Derivative warrant liabilities as at December 31,2021 is $9,898,475.

As at December 31, 2021:	Level 1	Level 2	Level 3	Total
Financial liabilities at fair value through profit and loss
2019 Convertible Notes	$—	$—	$6,587,429	$6,587,429
2020 Convertible notes, warrants and derivative warrant liabilities	$—	$—	$6,129,315	$6,129,315
2021 Derivative warrant liabilities	$—	$—	$405,508	$405,508

As at December 31, 2020:	Level 1	Level 2	Level 3	Total
Financial liabilities at fair value through profit and loss
2019 Convertible Notes	$—	$—	$6,195,357	$6,195,357
2020 Convertible notes, warrants and derivative warrant liabilities	$—	$—	$9,117,147	$9,117,147

As at December 31, 2019:	Level 1	Level 2	Level 3	Total
Financial liabilities at fair value through profit and loss
2017 Convertible Notes	$—	$—	$5,400,189	$5,400,189
2019 Convertible Notes	$—	$—	$9,265,480	$9,265,480

5.     FINANCIAL RISK MANAGEMENT (continued)

(a)     Fair value estimation (continued)

The carrying amounts of financial assets and financial liabilities in each category are as follows:

	Note	2021	2020	2019
Assets at amortized cost
Cash and cash equivalents	6	$51,537,367	$12,935,860	$5,292,833
Accounts receivable	7	1,369,455	987,057	715,696
Restricted cash	11	469,808	470,460	462,874
		$53,376,630	$14,393,377	$6,471,403

Other financial liabilities at amortized cost
Accounts payable and accrued liabilities (current)	14	$4,629,163	$7,243,500	$7,794,456
Accounts payable and accrued liabilities (non-current)	14	—	—	1,186,601

Financial liabilities at fair value through profit and loss
2017 Convertible Notes (current)	16(b)	$—	$—	$5,400,189
2019 Convertible Notes (current)	16(c)	38,633	38,633	1,090,561
2019 Convertible Notes (non-current)	16(c)	6,548,796	6,156,724	8,174,919
2020 Convertible Notes (current)	16(d)	40,587	37,525	—
2020 Convertible notes, warrants and derivative warrant liabilities (non-current)	16(d)	6,088,728	9,079,622	—
2021 Derivative warrant liabilities (non-current)	16(e)	405,508	—	—
		$17,751,415	$22,556,004	$23,646,726

The carrying amounts of cash and cash equivalents, accounts receivable, restricted cash and accounts payable and accrued liabilities are considered a reasonable approximation of fair value due to their short-term nature.

(b)     Foreign exchange risk

A portion of the Company’s revenues are derived from product sales in Europe, denominated in Euros. Management has considered the stability of the foreign currency and the impact a change in the exchange rate may have on future earnings during the forecasting process. The Euro represents approximately 44% of revenues for the year ended December 31, 2021, (years ended December 31, 2020 and 2019 : 45% and 30%, respectively). A 10% change in the foreign exchange rates for the Euro for foreign currency denominated accounts receivable will impact net income as at December 31, 2021 by approximately $15,597 (as at December 31, 2020 and 2019: $8,114 and $6,288), and a similar change in foreign currency denominated accounts payable, which are denominated in Canadian dollars and Euros will impact net income by approximately $26,869 and $65,375 respectively, as at December 31, 2021 (as at December 31, 2020 $102,662 and $108,703 and as at December 31, 2019 :$80,654 and $176,569). A similar change in foreign currency denominated cash and cash equivalents, and restricted cash, which are denominated in Canadian dollars and Euros will impact net income by approximately $143,315 and $82,902, respectively, as at December 31, 2021 (as at December 31, 2020, $80,953 and $49,459 and as at December 31, 2019: $5,254 and $2,780). The Company does not hedge its foreign exchange risk.

(c)     Interest rate risk

The Company is not exposed to material cash flow interest rate risk on fixed rate cash balances, and short-term accounts receivable, accounts payable, 2019 and 2020 Notes that have fixed interest terms.

5.     FINANCIAL RISK MANAGEMENT (continued)

(d)     Liquidity risk

As at December 31, 2021, the Company had $51,537,367 in cash and cash equivalents as compared to cash and cash equivalents of $12,935,860 as at December 31, 2020. The Company is dependent on the profitable commercialization of its products or obtaining additional debt or equity financing to fund ongoing operations until profitability is achieved.

The Company monitors its cash flow on a monthly basis and compares actual performance to the budget for the period. The Company may obtain additional debt or equity financing in future periods. Further into the future the Company is dependent on the profitable commercialization of its products or obtaining additional debt or equity financing to fund ongoing operations until profitability is achieved.

On February 12, 2021 the Company received aggregate gross proceeds of $72 million from the February 2021 Financing (see Note 18). The proceeds from the February 2021 Financing could be sufficient to extend the operations of the Company until mid-2024 at the current burn rate. However, it is possible that the Company will initiate programs that were on hold given past cash constraints and that the cash needs of the Company will increase, shortening the time the proceeds will meet the requirements of the Company.

Trade payables were aged as follows as at December 31, 2021 and do not include accrued liabilities. All trades payables are current liabilities:

Total
Current	$921,956
31-60 days	397,400
Over 60 days	115,001
$1,434,357

(e)     Credit risk

Credit risk arises from the possibility that the entities to which the Company sells products may experience financial difficulty and be unable to fulfill their contractual obligations. This risk is mitigated by proactive credit management policies that include regular monitoring of the debtor’s payment history and performance. The Company does not require collateral from its customers as security for trade accounts receivable but may require certain customers to pay in advance of any work being performed or product being shipped.

The maximum exposure, if all the Company’s customers were to default at the same time is the full carrying value of the trade accounts receivable as at December 31, 2021 is $720,332 (as at December 31, 2020 and 2019: $322,201 and $597,505, respectively). As at December 31, 2021, the Company had $153,673 (as at December 31, 2020 and 2019: $146,658 and $148,815, respectively) of trade accounts receivable that were overdue according to the customers’ credit terms. During the year ended December 31, 2021, the Company wrote down $nil of accounts receivable owed by customers (years ended December 31, 2020 and 2019: $nil and $64,600, respectively).

The Company may also have credit risk related to its cash and cash equivalents and restricted cash, with a maximum exposure of $52,007,175 as at December 31, 2021 (as at December 31, 2020 and 2019: $13,406,320 and $5,755,707, respectively). The Company minimizes its risk to cash and cash equivalents and restricted cash by maintaining the majority of its balances with Canadian Chartered Banks.